Working capital - Trade and other payables (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	£ 2,705	£ 2,014
Interest payable	143	124
Tax and social security excluding income tax	696	656
Other payables	600	606
Accruals	1,635	1,152
Deferred income	90	72
Dividend payable to non-controlling interests	18	24
Trade and other payables	5,887	4,648
Non-current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	0	0
Interest payable	0	0
Tax and social security excluding income tax	0	0
Other payables	380	338
Accruals	0	0
Deferred income	0	0
Dividend payable to non-controlling interests	0	0
Trade and other payables	£ 380	£ 338